OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 11 – OTHER PAYABLES AND ACCRUED EXPENSES

Other payables and accrued expenses consist of the following:

	December 31,
	2011	2010

Other taxes payable	$304,988	$61,084
Accrued payroll & welfare	9,491	17,246
Others	9,944	16,180
	$324,423	$94,510